Property and Equipment, Net (Details) - Schedule of Property and Equipment, Net - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 237,780	¥ 328,784
Less: Accumulated depreciation	(136,682)	(179,608)
Impairment loss	(12,333)	(17,918)
Add: Foreign exchange differences		17
Construction in progress		50
Total	88,765	131,325
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	154,059	208,518
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	60,456	91,215
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	8,148	9,327
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	15,049	19,656
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 68	¥ 68